SCHEDULE OF DEFERRED OFFERING COSTS (Details) - USD ($)	May 31, 2026	May 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred offering costs	$ 373,830
Legal Fee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred offering costs	204,345
Other Professional Advisor Fees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred offering costs	166,411
FINRA Filing Fees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred offering costs	$ 3,074